MAINLAND CHINA CONTRIBUTION PLAN (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
MAINLAND CHINA CONTRIBUTION PLAN
Contribution for employee benefits	¥ 67,384	¥ 81,468	¥ 28,044